Fair Value of Financial Instruments - Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 36,165	$ 8,429	$ 7,555
Securities available for sale	33,103	38,063
Loans held for sale	3,291	2,722
Loans, net	222,768	187,076
Federal Home Loan Bank stock	220	189
Accrued interest receivable	798	692
Bank-owned life insurance	1,711	1,662
Deposits	275,347	217,573
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	33,103	38,063
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	0	0
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	36,165	8,429
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	33,103	38,063
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for sale	3,500	2,791
Loans, net	221,320	188,784
Federal Home Loan Bank stock	220	189
Accrued interest receivable	798	692
Bank-owned life insurance	1,711	1,662
Deposits	275,433	217,652
Off-balance-sheet financial instruments	0	0
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	36,165	8,429
Securities available for sale	33,103	38,063
Loans held for sale	3,291	2,722
Loans, net	222,768	187,076
Federal Home Loan Bank stock	220	189
Accrued interest receivable	798	692
Bank-owned life insurance	1,711	1,662
Deposits	275,347	217,573
Off-balance-sheet financial instruments	$ 0	$ 0